Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 866	£ 973
Loans and Advances to Customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	607	540
Loans and Advances to Customers | Loans to Housing Associations
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	13	12
Loans and Advances to Customers | Other Loans
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	594	528
Debt securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	125	298
Equity Securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 134	£ 135